Label	Element	Value
Revision of Prior Period, Adjustment [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ (1,686,000)	[1]
AOCI Attributable to Parent [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(10,834,000)	[2]
Common Stock [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	108,223,000
Additional Paid-in Capital [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	1,932,998,000
Additional Paid-in Capital [Member] | Revision of Prior Period, Adjustment [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(39,861,000)	[1]
Retained Earnings [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(501,423,000)
Retained Earnings [Member] | Revision of Prior Period, Adjustment [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	38,175,000	[1]
Noncontrolling Interest [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	447,267,000
Contributed Surplus [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 200,000,000

[1]	Opening adjustment to the December 31, 2021 equity relates to the adoption of ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815), relating to an amendment to simplify an issuer’s accounting for convertible instruments, such convertible debt was derecognized in February 2022.
[2]	As of December 31, 2023, 2022 and 2021, our accumulated other comprehensive loss consisted of (i) $3.8 million, $5.0 million and $10.8 million losses in relation to our pension and post retirement benefit plan and (ii) $1.3 million, $0.8 million and $nil share of equity method investment’s comprehensive losses from continuing operations, respectively.